Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives	Mar. 31, 2024
Buildings [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	20 years
Minimum [Member] | Machinery and equipment [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	5 years
Minimum [Member] | Automobiles [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	3 years
Minimum [Member] | Office and electric equipment [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	3 years
Maximum [Member] | Machinery and equipment [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	10 years
Maximum [Member] | Automobiles [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	5 years
Maximum [Member] | Office and electric equipment [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	5 years